Marketing Expenses - Schedule of Marketing Expenses (Details) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Marketing Expenses [Abstract]
Advertising		R$ (67,286)	R$ (39,932)	R$ (125,172)	R$ (125,612)
Cashback		(49,020)	(10,225)	(89,731)	(24,451)
Digital Marketing		(24,029)	(13,650)	(36,746)	(27,445)
Customer Acquisition expenses	[1]	(101,876)	(33,861)	(170,243)	(73,679)
Commission expenses		(440)	(610)	(127)	(1,327)
Total		R$ (242,651)	R$ (98,277)	R$ (422,018)	R$ (252,514)

[1]	Customer acquisition expenses are marketing expenditures directly related to customer acquisition, such as performance media and member-get-member expenses, which the Group pays on a per-acquired customer basis.